UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04656

Ellsworth Growth and Income Fund Ltd.

(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

(Address of principal executive offices) (Zip code)

James A. Dinsmore

Ellsworth Growth and Income Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments — December 31, 2015 (unaudited)

	Principal	Market
	Amount	Value
Convertible Bonds and Notes - 47.7%

Air Freight & Logistics - 1.5%
Atlas Air Worldwide Holdings, Inc., 2.25%, Due 6/1/22	$1,000,000	$832,500
Echo Global Logistics, Inc., 2.50%, Due 5/1/20	1,125,000	990,000
		1,822,500
Automobiles - 0.2%
Tesla Motors, Inc., 1.25%, Due 3/1/21	200,000	184,250

Biotechnology - 4.1%
Array BioPharma Inc., 3.00%, Due 6/1/20	250,000	232,656
Exelixis, Inc., 4.25%, Due 8/15/19	250,000	294,375
Gilead Sciences, Inc., 1.625%, Due 5/1/16	300,000	1,341,002
Incyte Corp., 1.25%, Due 11/15/20	500,000	1,091,250
OPKO Health Inc., 3.00%, Due 2/1/33	200,000	319,125
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16	250,000	1,615,469
		4,893,877
Communications Equipment - 4.0%
CalAmp Corp., 1.625%, Due 5/15/20 (a)	1,550,000	1,535,469
Harmonic Inc., 4.00%, Due 12/1/20 (a)	1,000,000	955,000
InterDigital, Inc., 1.50%, Due 3/1/20 (a)	1,500,000	1,442,812
Oclaro, Inc., 6.00%, Due 2/15/20	400,000	774,000
		4,707,281
Construction & Engineering - 0.8%
Dycom Industries, Inc., 0.75%, Due 9/15/21 (a)	1,000,000	987,500

Consumer Finance - 0.7%
Encore Capital Group, Inc., 3.00%, Due 7/1/20	1,000,000	857,500

Diversified Consumer Services - 1.0%
Carriage Services, Inc., 2.75%, Due 3/15/21	1,000,000	1,183,125

Diversified Telecommunication Services - 0.9%
Alaska Communications Systems Group, Inc., 6.25%, Due 5/1/18	1,000,000	1,008,750

Electrical Equipment - 0.6%
SolarCity Corp., 2.75%, Due 11/1/18	750,000	726,562

Health Care Equipment & Supplies - 0.8%
Quidel Corp., 3.25%, Due 12/15/20	500,000	487,188
Trinity Biotech Investment Ltd., 4.00%, Due 4/1/45	500,000	450,938
		938,126
Health Care Providers & Services - 1.7%
Aceto Corp., 2.00%, Due 11/1/20 (a)	500,000	509,062
Molina Healthcare Inc., 1.125%, Due 1/15/20	1,000,000	1,560,000
		2,069,062
Household Durables - 1.5%
Jarden Corp., 1.875%, Due 9/15/18	500,000	911,562
Jarden Corp., 1.125%, Due 3/15/34	750,000	923,906
		1,835,468
Internet & Catalog Retail - 1.8%
The Priceline Group Inc., 1.00%, Due 3/15/18	1,500,000	2,140,312

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (continued) — December 31, 2015

	Principal	Market
	Amount	Value
Convertible Bonds and Notes - continued

Internet Software & Services - 2.4%
Blucora, Inc., 4.25%, Due 4/1/19	$1,000,000	$833,750
Monster Worldwide, Inc., 3.50%, Due 10/15/19	500,000	637,500
Web.com Group, Inc., 1.00%, Due 8/15/18	1,500,000	1,408,125
		2,879,375
IT Services - 0.9%
CSG Systems International, Inc., 3.00%, Due 3/1/17	650,000	1,035,938

Leisure Products - 0.5%
JAKKS Pacific, Inc., 4.875%, Due 6/1/20 (a)	617,000	600,032

Media - 0.8%
Global Eagle Entertainment Inc., 2.75%, Due 2/15/35	1,125,000	951,328

Oil, Gas & Consumable Fuels - 0.9%
Cheniere Energy, Inc., 4.25%, Due 3/15/45	1,500,000	783,750
Clean Energy Fuels Corp., 5.25%, Due 10/1/18	500,000	253,125
Goodrich Petroleum Corp., 5.00%, Due 10/1/32	258,000	70,466
		1,107,341
Personal Products - 0.6%
Teligent, Inc., 3.75%, Due 12/15/19	750,000	729,375

Pharmaceuticals - 3.2%
ANI Pharmaceuticals, Inc., 3.00%, Due 12/1/19	750,000	733,594
Horizon Pharma Investment Ltd., 2.50%, Due 3/15/22
cv. into Horizon Pharma plc ordinary shares (a)	1,000,000	1,000,625
Jazz Investments I Ltd., 1.875%, Due 8/15/21
guaranteed by Jazz Pharmaceuticals plc and
cv. into Jazz Pharmaceuticals plc ordinary shares	710,000	746,388
The Medicines Co., 2.50%, Due 1/15/22 (a)	1,000,000	1,272,500
		3,753,107
Real Estate Investment Trusts - 2.2%
Colony Capital, Inc., 5.00%, Due 4/15/23	1,000,000	970,000
Extra Space Storage LP, 3.125%, Due 10/1/35 (a)	1,000,000	1,094,375
Spirit Realty Capital, Inc., 3.75%, Due 5/15/21	500,000	474,065
		2,538,440
Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc., 3.625%, Due 8/15/20	1,000,000	1,063,750

Semiconductor Equipment - 4.8%
Inphi Corp., 1.125%, Due 12/1/20 (a)	750,000	717,188
Micron Technology, Inc., 3.00%, Due 11/15/43	1,500,000	1,254,375
NXP Semiconductors N.V., 1.00%, Due 12/1/19	1,500,000	1,650,938
Spansion LLC, 2.00%, Due 9/1/20	200,000	373,875
SunEdison, Inc., 2.75%, Due 1/1/21	500,000	252,812
SunEdison, Inc., 0.25%, Due 1/15/20 (a)	750,000	292,500
SunPower Corp., 4.00%, Due 1/15/23 (a)	1,000,000	1,203,750
		5,745,438

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (continued) — December 31, 2015

	Principal	Market
	Amount	Value
Convertible Bonds and Notes - continued

Software - 8.8%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17	$1,250,000	$1,412,500
EnerNOC, Inc., 2.25%, Due 8/15/19	850,000	497,781
FireEye, Inc., 1.625%, Due 6/1/35 (a)	1,500,000	1,210,312
Mentor Graphics Corp., 4.00%, Due 4/1/31	1,250,000	1,308,594
MercadoLibre, Inc., 2.25%, Due 7/1/19	500,000	559,688
Proofpoint, Inc., 0.75%, Due 6/15/20 (a)	1,250,000	1,313,281
PROS Holdings, Inc., 2.00%, Due 12/1/19	500,000	490,625
Synchronoss Technologies, Inc., 0.75%, Due 8/15/19	1,250,000	1,262,500
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16	400,000	732,500
TeleCommunication Systems, Inc., 7.75%, Due 6/30/18	500,000	510,000
Verint Systems Inc., 1.50%, Due 6/1/21	1,250,000	1,178,125
		10,475,906
Technology, Hardware & Storage - 1.3%
SanDisk Corp., 1.50%, Due 8/15/17	1,000,000	1,573,125

Trading Companies & Distributors - 0.8%
Kaman Corp., 3.25%, Due 11/15/17	750,000	964,688

Total Convertible Bonds and Notes		56,772,156

	Shares
Convertible Preferred Stocks - 7.7%

Capital Markets - 0.3%
Cowen Group, Inc., 5.625%	500	375,125

Commercial Banks - 1.9%
Huntington Bancshares, Inc., 8.50%	1,250	1,700,000
Wells Fargo & Co., 7.50%	500	579,188
		2,279,188
Diversified Financial Services - 0.9%
Bank of America Corp., 7.25%	1,000	1,093,270

Food Products - 0.8%
Bunge Ltd., 4.875%	10,000	930,400

Machinery - 1.0%
Stanley Black & Decker, Inc., 6.25%	10,000	1,167,900

Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., 5.75%	1,050	199,500

Real Estate Investment Trusts - 1.0%
Welltower Inc., 6.50%	20,000	1,218,200

Specialty Retail - 0.6%
Amerivon Holdings LLC, 4.00%, (a,b,c)	694,670	733,636
Amerivon Holdings LLC, common equity units, (a,b,c)	272,728	16,364
		750,000
Thrift & Mortgage Finance - 1.0%
New York Community Capital Trust V, 6.00%	24,000	1,200,000

Total Convertible Preferred Stocks		9,213,582

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (continued) — December 31, 2015

		Market
	Shares	Value

Mandatory Convertible Securities - 15.1% (d)

Automobiles - 0.5%
Fiat Chrysler Automobiles N.V., 7.875%, Due 12/15/16	5,000	$582,188

Biotechnology - 1.3%
AmSurg Corp., 5.25%, Due 7/1/17	10,500	1,513,312

Commercial Services & Supplies - 0.8%
Stericycle, Inc., 5.25%, Due 9/15/18	10,000	915,600

Diversified Telecommunication - 0.8%
Frontier Communications Corp, 11.125%, Due 6/29/18	10,000	915,800

Electric Utilities - 1.3%
NextEra Energy, Inc., 6.371%, Due 9/1/18	30,000	1,584,900

Food Products - 1.0%
Tyson Foods, Inc., 4.75%, Due 7/15/17	20,000	1,213,600

Health Care Providers & Services - 1.8%
Anthem, Inc., 5.25%, Due 5/1/18	30,000	1,381,500
Kindred Healthcare, Inc., 7.50%, Due 11/19/17	1,250	831,562
		2,213,062
Insurance - 0.9%
Maiden Holdings, Ltd., 7.25%, Due 9/15/16	20,000	1,057,500

Multi-Utilities - 0.9%
Dominion Resources, Inc., 6.375%, Due 7/1/17	20,000	961,600

Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp, 7.50%, Due 6/7/18	15,000
cv. into Western Gas Equity Partners LP		509,250

Pharmaceuticals - 3.5%
Allergan plc, 5.50%, Due 3/1/18	2,300	2,369,414
Teva Pharmaceutical Industries, 7.00%, Due 12/15/18	1,883	1,915,686
		4,285,100
Real Estate Investment Trusts - 1.3%
Weyerhaeuser Co., 6.375%, Due 7/1/16	30,000	1,508,400

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc., 5.50%, Due 12/15/17	10,000	677,100

Total Mandatory Convertible Securities (d)		17,937,412

Common Stocks - 29.5%

Automobiles - 1.2%
Ford Motor Co.	100,000	1,409,000

Capital Markets - 1.0%
BlackRock Capital Investment Corp.	131,034	1,231,720

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (continued) — December 31, 2015

		Market
	Shares	Value

Common Stocks - continued

Commercial Banks - 1.0%
Wells Fargo & Co.	22,200	$1,206,792

Diversified Financial Services - 1.3%
Citigroup Inc.	29,546	1,529,006

Diversified Telecommunication - 2.6%
AT&T Inc.	50,000	1,720,500
Verizon Communications Inc.	30,000	1,386,600
		3,107,100
Energy Equipment & Services - 0.5%
Chevron Corp.	7,000	629,720

Food Products - 3.1%
B&G Foods, Inc.	35,000	1,225,700
ConAgra Foods, Inc.	35,000	1,475,600
Unilever N.V. (ADR)	24,000	1,039,680
		3,740,980
Household Products - 1.4%
Church & Dwight Co., Inc.	20,000	1,697,600

Industrial Conglomerates - 1.3%
General Electric Co.	34,356	1,070,189
Synchrony Financial	16,434	499,758
		1,569,947
Internet Software & Services - 2.0%
Equinix, Inc.	7,703	2,329,387

Media - 0.7%
Walt Disney Co.	7,500	788,100

Oil, Gas & Consumable Fuels - 1.1%
ConocoPhillips	13,000	606,970
Kinder Morgan, Inc.	45,000	671,400
		1,278,370
Pharmaceuticals - 4.7%
AbbVie Inc.	15,000	888,600
Eli Lilly & Co.	15,000	1,263,900
Merck & Co., Inc.	22,651	1,196,426
Pfizer Inc.	40,000	1,291,200
Roche Holdings Ltd. (ADR)	27,500	947,925
		5,588,051
Real Estate Investment Trusts - 3.0%
American Tower Corp.	15,000	1,454,250
Crown Castle International Corp.	16,100	1,391,845
Invesco Mortgage Capital Inc.	58,700	727,293
		3,573,388
Semiconductor Equipment - 1.2%
Intel Corp.	40,000	1,378,000

Software - 0.7%
Microsoft Corp.	14,300	793,364

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (continued) — December 31, 2015

		Market
	Shares	Value

Common Stocks - continued

Wireless Telecommunication Services - 2.7%
SBA Communications Corp. (e)	15,000	$1,576,050
Vodafone Group PLC (ADR)	50,909	1,642,324
		3,218,374

Total Common Stocks		35,068,899

Convertible Bonds and Notes - 47.7%		56,772,156
Convertible Preferred Stocks - 7.7%		9,213,582
Mandatory Convertible Securities - 15.1%		17,937,412
Common Stocks - 29.5%		35,068,899
Total Investments - 100.0%		118,992,049

Other Assets and Liabilites (Net)		1,742,207

Net Assets
(13,133,953 common shares outstanding)		$120,734,256
Net Asset Value Per Share
($120,734,256 ÷ 13,133,953 shares outstanding)		$9.19

(a) Security exempt from registration under Rule 144A or Regulation D of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the market value of these unregistered securities amounted to $14,884,406 or 12.5% of total investments.

(b) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $750,000 at December 31, 2015, which represented 0.63% of total investments.

(c) At December 31, 2015, the Fund held investments in restricted and illiquid securities amounting to $750,000 or 0.63% of total investments, which were valued under methods approved by the Board of Trustees as follows:

			12/31/2015
			Carrying
		Acquisition	Value
Issuer and Acquisition Date	Shares	Cost	Per Share

Amerivon Holdings LLC, series A cv. pfd. - April 1, 2010	$694,670	$1,500,000	$1.056
Amerivon Holdings LLC, common equity units - April 1, 2010	272,728	0	0.060

(d) Mandatory Convertible Securities are required to be converted on the dates disclosed; they generally may be converted prior to these dates at the option of the holder.

(e) Non-income producing security

(ADR) American Depositary Receipt

Ellsworth Growth and Income Fund Ltd. - Selected Notes to Financial Statements - unaudited

Ellsworth Growth and Income Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Note 1 - Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the investments of the Fund as of December 31, 2015:

	Level 1	Level 2	Level 3	Total

Investments in Securities:
Common Stock:
Consumer Discretionary	$2,197,100	$—	$—	$2,197,100
Consumer Staples	5,438,580	—	—	5,438,580
Energy	1,908,090	—	—	1,908,090
Financials	7,540,906	—	—	7,540,906
Health Care	5,588,051	—	—	5,588,051
Industrials	1,569,947	—	—	1,569,947
Information Technology	4,500,751	—	—	4,500,751
Telecommunication Services	6,325,474	—	—	6,325,474
Total Common Stock	35,068,899	—	—	35,068,899

Convertible Bonds and Notes:
Consumer Discretionary	—	6,894,515	—	6,894,515
Consumer Staples	—	729,375	—	729,375
Energy	—	1,107,341	—	1,107,341
Financials	—	4,459,690	—	4,459,690
Health Care	—	11,654,172	—	11,654,172
Industrials	—	4,501,250	—	4,501,250
Information Technology	—	26,417,063	—	26,417,063
Telecommunication Services	—	1,008,750	—	1,008,750
Total Convertible Bonds and Notes	—	56,772,156	—	56,772,156

Convertible Preferred Stock:
Consumer Discretionary	—	—	750,000	750,000
Consumer Staples	—	930,400	—	930,400
Energy	—	199,500	—	199,500
Financials	—	6,165,783	—	6,165,783
Industrials	—	1,167,900	—	1,167,900
Total Convertible Preferred Stock	—	8,463,583	750,000	9,213,583

Mandatory Convertible Securities:
Consumer Discretionary	—	582,188	—	582,188
Consumer Staples	—	1,213,600	—	1,213,600
Energy	—	509,250	—	509,250
Financials	—	2,565,900	—	2,565,900
Health Care	—	8,011,473	—	8,011,473
Industrials	—	915,600	—	915,600
Telecommunication Services	—	1,592,900	—	1,592,900
Utilities	—	2,546,500	—	2,546,500
Total Mandatory Convertible Securities	—	17,937,411	—	17,937,411
Total Investments	$35,068,899	$83,173,150	$750,000	$118,992,049

Refer to the Fund’s Schedule of Investments for a detailed breakdown of Common Stock, Convertible Bonds and Notes, Convertible Preferred Stock and Mandatory Convertible Securities. Transfers between levels are recognized at December 31, 2015, the end of the reporting period. The Fund recognized no transfers to or from levels 1 and 2.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Description	Investments in Securities
Beginning balance as of September 30, 2015	$750,000
Proceeds from sales	—
Gain/loss	—
Change in unrealized appreciation (depreciation)	—
Net transfers in/out of Level 3	—
Balance as of December 31, 2015	$750,000

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2015:

	Fair Value December 31, 2015	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Amerivon Holdings LLC series A cv. pfd. and common equity units	$750,000	Market Comparables/ Sum of the Parts Valuation/ Dividend Analysis	Liquidity Discount	Increase

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 2 - Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.

Note 3 - Federal Income Tax Cost - At December 31, 2015, unrealized appreciation (depreciation) of investment securities on a tax cost basis and federal tax cost were as follows:

Unrealized appreciation	$14,524,689
Unrealized depreciation	(8,778,310)
Net unrealized appreciation	5,746,379

Cost for federal income tax purposes	$113,245,670

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of February 29, 2016 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Growth and Income Fund Ltd.

By: /s/James A. Dinsmore

  James A. Dinsmore

  President and Chief Executive Officer

  (Principal Executive Officer)

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/James A. Dinsmore

  James A. Dinsmore

  President and Chief Executive Officer

  (Principal Executive Officer)

Date: February 29, 2016

By: /s/Agnes Mullady

  Agnes Mullady

  Treasurer

  (Principal Financial Officer)

Date: February 29, 2016